INVESTMENTS (Details) (USD $)	3 Months Ended		4 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012	Mar. 16, 2015	Dec. 26, 2013
Investments
The Company's recorded equity in earnings (losses)	$ 1,324,000	$ (5,384,000)	$ (2,480,000)	$ 26,615,000	$ 47,435,000
Deferred rent liability for digital projectors				120,184,000	55,272,000
Film exhibition costs	223,088,000	212,100,000	291,561,000	934,246,000	976,912,000
Financial Condition:
The company's recorded investment				332,440,000	327,910,000
Operating Results:
Revenues	117,641,000	112,888,000	283,780,000	809,087,000	804,326,000
Operating costs and expenses	138,897,000	110,160,000	259,223,000	661,473,000	582,774,000
Net earnings (loss)	(21,256,000)	2,728,000	24,557,000	147,614,000	221,552,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Balance at the beginning of the period	332,440,000	327,910,000		327,910,000
Equity in loss from amortization of basis difference	1,324,000	(5,384,000)	(2,480,000)	26,615,000	47,435,000
Balance at the end of the period				332,440,000	327,910,000
Equity in (Earnings) Loss
Equity in loss from amortization of basis difference	1,324,000	(5,384,000)	(2,480,000)	26,615,000	47,435,000
Predecessor
Investments
The Company's recorded equity in earnings (losses)						7,545,000
Film exhibition costs						436,539,000
Operating Results:
Revenues						360,403,000
Operating costs and expenses						293,493,000
Net earnings (loss)						66,910,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Equity in loss from amortization of basis difference						7,545,000
Equity in (Earnings) Loss
Equity in loss from amortization of basis difference						7,545,000
Advertising (Revenue)
Advertising (Revenue)
Amortization of ESA			(4,468,000)	(15,235,000)	(14,556,000)
Advertising (Revenue) for the period			(4,468,000)	(15,235,000)	(14,556,000)
Advertising (Revenue) | Predecessor
Advertising (Revenue)
Amortization of ESA						(2,367,000)
Advertising (Revenue) for the period						(2,367,000)
Exhibitor services agreement
Exhibitor services agreement
Balance at the beginning of the period		(329,913,000)		(329,913,000)	(318,154,000)
Receipt of Common Units				2,137,000	(26,315,000)
Amortization of ESA			4,468,000	15,235,000	14,556,000
Balance at the end of the period			(318,154,000)	(316,815,000)	(329,913,000)
Exhibitor services agreement | Predecessor
Exhibitor services agreement
Balance at the beginning of the period						(328,442,000)
Amortization of ESA						2,367,000
Balance at the end of the period						(326,075,000)
NCM, LLC
Investments
Note payable to affiliate				6,944,000	8,333,000
Expenses			4,197,000	12,226,000	13,809,000
NCM, LLC | NCM tax receivable agreement
Investments
Receipt under Tax Receivable Agreement			0	8,730,000	3,677,000
NCM, LLC | Screenvision LLC
Investments
Equity Method Investment, Ownership Percentage				14.96%			15.05%
NCM, LLC | Predecessor
Investments
Expenses						6,326,000
NCM, LLC | Predecessor | NCM tax receivable agreement
Investments
Receipt under Tax Receivable Agreement						0
NCM, LLC | Advertising (Revenue)
Investments
Amounts due from affiliate				2,072,000	2,226,000
Revenues			11,086,000	34,523,000	33,790,000
NCM, LLC | Advertising (Revenue) | Predecessor
Investments
Revenues						11,731,000
NCM, LLC | Exhibitor services agreement
Investments
Amounts due to affiliate				1,784,000	2,429,000
NCM
Investments
Equity Method Investment, Ownership Percentage	15.05%			14.96%				4.00%
Estimated fair market value of the units	296,921,000			275,825,000
Price per share (in dollars per share)				$ 14.37
Receipt of common units	6,812,000			2,137,000	26,315,000
Number of units owned (in shares)	19,663,664
The Company's recorded equity in earnings (losses)	(6,639,000)	(1,120,000)	4,271,000	11,311,000	23,196,000
Note payable to affiliate	6,944,000			6,944,000
Financial Condition:
The company's recorded investment	257,175,000		245,047,000	265,839,000	272,407,000
Operating Results:
Revenues			178,100,000	394,000,000	462,800,000
Operating costs and expenses			144,000,000	297,700,000	299,900,000
Net earnings (loss)			34,100,000	96,300,000	162,900,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Balance at the beginning of the period	265,839,000	272,407,000		272,407,000	245,047,000
Receipt of common units	6,812,000			2,137,000	26,315,000
Receipt of excess cash distributions	(9,071,000)		(10,176,000)	(21,514,000)	(27,453,000)
Unrealized gain from cash flow hedge	234,000		797,000	1,498,000	1,485,000
Equity in loss from amortization of basis difference	(6,639,000)	(1,120,000)	4,271,000	11,311,000	23,196,000
Balance at the end of the period	257,175,000		245,047,000	265,839,000	272,407,000
Exhibitor services agreement
Balance at the beginning of the period	(316,815,000)
Receipt of Common Units	(6,812,000)
Amortization of ESA	3,768,000
Balance at the end of the period	(319,859,000)			(316,815,000)
Term of amortization of the exhibitor services agreement (ESA) with NCM	30 years			30 years
Other Comprehensive (Income)
Other comprehensive (income) at the end of the period	(3,780,000)
Unrealized gain from cash flow hedge	(234,000)
Other comprehensive (income) at the end of the period	(4,014,000)			(3,780,000)
Membership units received in ESA (in shares)	469,163
Fair value of Membership units received in ESA (in dollars per share)	$ 14.52
Cash Received
Receipt of excess cash distributions	9,071,000
Balance at the end of the period	9,071,000
Equity in (Earnings) Loss
Equity in loss from amortization of basis difference	(6,639,000)	(1,120,000)	4,271,000	11,311,000	23,196,000
Advertising (Revenue)
Amortization of ESA	(3,768,000)
Advertising (Revenue) for the period	(3,768,000)
NCM | NCM tax receivable agreement
Investments
Receipt under Tax Receivable Agreement	5,352,000	8,045,000
NCM | Predecessor
Investments
The Company's recorded equity in earnings (losses)						7,473,000
Financial Condition:
The company's recorded investment						72,323,000
Operating Results:
Revenues						231,600,000
Operating costs and expenses						167,900,000
Net earnings (loss)						63,700,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Balance at the beginning of the period						71,517,000
Receipt of excess cash distributions						(1,701,000)
Equity in loss from amortization of basis difference						7,473,000
Balance at the end of the period						72,323,000
Equity in (Earnings) Loss
Equity in loss from amortization of basis difference						7,473,000
NCM | Advertising (Revenue)
Investments
Amounts due from affiliate	1,696,000			2,072,000
Revenues	8,648,000	8,628,000
NCM | Advertising expense
Investments
Expenses	2,514,000	2,909,000
NCM | Exhibitor services agreement
Investments
Amounts due to affiliate	990,000			1,784,000
NCM | Capital units | Predecessor
Investments
Number of units owned (in shares)						17,323,782
NCM | NCM, LLC
Investments
Price per share (in dollars per share)	$ 15.10
AC JV, LLC
Investments
Equity Method Investment, Ownership Percentage	32.00%			32.00%				32.00%
The Company's recorded equity in earnings (losses)	1,038,000	282,000		1,470,000
Amounts due to affiliate	1,443,000			333,000
Film exhibition costs	2,586,000	956,000
Operating Results:
Revenues				42,102,000
Operating costs and expenses				37,669,000
Net earnings (loss)				4,433,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Equity in loss from amortization of basis difference	1,038,000	282,000		1,470,000
Equity in (Earnings) Loss
Equity in loss from amortization of basis difference	1,038,000	282,000		1,470,000
U.S. theatres and IMAX screen
Investments
Equity Method Investment, Ownership Percentage	50.00%			50.00%
Number of U.S. theatres	2			2
Number of IMAX screens	1			1
DCIP
Investments
Equity Method Investment, Ownership Percentage	29.00%			29.00%
The Company's recorded equity in earnings (losses)	5,429,000	3,647,000	4,436,000	20,929,000	18,660,000
Amounts due from affiliate	1,200,000			1,048,000	663,000
Capital contributions for projector and installation costs in excess of the cap per system for digital conversations	68,000
Capital contributions for projector and installation costs in excess of the cap per system for new build locations	39,000
Term for payment of equipment rent, including scheduled escalations	12 years			12 years
Deferred rent liability for digital projectors	8,954,000			9,031,000	7,747,000
Digital equipment rental expense (continuing operations)	1,294,000	2,917,000	3,338,000	6,639,000	11,077,000
Operating Results:
Revenues			56,851,000	170,724,000	182,659,000
Operating costs and expenses			43,052,000	109,430,000	133,700,000
Net earnings (loss)			13,799,000	61,294,000	48,959,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Equity in loss from amortization of basis difference	5,429,000	3,647,000	4,436,000	20,929,000	18,660,000
Equity in (Earnings) Loss
Equity in loss from amortization of basis difference	5,429,000	3,647,000	4,436,000	20,929,000	18,660,000
DCIP | Predecessor
Investments
The Company's recorded equity in earnings (losses)						4,941,000
Digital equipment rental expense (continuing operations)						3,624,000
Operating Results:
Revenues						71,560,000
Operating costs and expenses						55,378,000
Net earnings (loss)						16,182,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Equity in loss from amortization of basis difference						4,941,000
Equity in (Earnings) Loss
Equity in loss from amortization of basis difference						4,941,000
Open Road Releasing, LLC, operator of ORF
Investments
Equity Method Investment, Ownership Percentage	50.00%			50.00%
The Company's recorded equity in earnings (losses)	1,286,000	(8,080,000)	(10,691,000)	(7,650,000)	4,861,000
Amounts due from affiliate	1,041,000			2,560,000	2,658,000
Amounts due to affiliate				709,000	1,959,000
Film rent payable to Open Road Films	808,000			709,000
Film exhibition costs	1,400,000	5,700,000	5,500,000	13,300,000	12,700,000	1,550,000
Operating Results:
Revenues			39,701,000	175,374,000	140,350,000
Operating costs and expenses			61,083,000	190,602,000	130,628,000
Net earnings (loss)			(21,382,000)	(15,228,000)	9,722,000
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Equity in loss from amortization of basis difference	1,286,000	(8,080,000)	(10,691,000)	(7,650,000)	4,861,000
Equity in (Earnings) Loss
Equity in loss from amortization of basis difference	1,286,000	(8,080,000)	(10,691,000)	(7,650,000)	4,861,000
Advertising (Revenue)
Capital commitment	10,000,000	10,000,000		10,000,000
Open Road Releasing, LLC, operator of ORF | Predecessor
Investments
The Company's recorded equity in earnings (losses)						(6,416,000)
Operating Results:
Revenues						42,563,000
Operating costs and expenses						55,395,000
Net earnings (loss)						(12,832,000)
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Equity in loss from amortization of basis difference						(6,416,000)
Equity in (Earnings) Loss
Equity in loss from amortization of basis difference						(6,416,000)
Other
Investments
The Company's recorded equity in earnings (losses)	210,000	(113,000)	(496,000)	555,000	718,000
Operating Results:
Revenues			9,128,000	26,887,000	18,517,000
Operating costs and expenses			11,088,000	26,072,000	18,546,000
Net earnings (loss)			(1,960,000)	815,000	(29,000)
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Equity in loss from amortization of basis difference	210,000	(113,000)	(496,000)	555,000	718,000
Equity in (Earnings) Loss
Equity in loss from amortization of basis difference	210,000	(113,000)	(496,000)	555,000	718,000
Other | Predecessor
Investments
The Company's recorded equity in earnings (losses)						1,547,000
Operating Results:
Revenues						14,680,000
Operating costs and expenses						14,820,000
Net earnings (loss)						(140,000)
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Equity in loss from amortization of basis difference						1,547,000
Equity in (Earnings) Loss
Equity in loss from amortization of basis difference						$ 1,547,000
Maximum | Investments in non-consolidated affiliates and certain other investments accounted for following the equity method
Investments
Equity Method Investment, Ownership Percentage	50.00%			50.00%